Trading portfolio (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 127,664	£ 113,337
Trading portfolio liabilities	(46,139)	(35,212)
Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	127,664	113,337
Trading portfolio liabilities	(46,139)	(35,212)
Debt securities and other eligible bills [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	56,196	51,881
Trading portfolio liabilities	(28,836)	(22,038)
Equity securities [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	62,192	56,000
Trading portfolio liabilities	(17,303)	(13,174)
Traded loans [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	8,348	5,378
Commodities [member] | Barclays Bank Group [member]
Disclosure of detailed information about financial instruments [line items]
Trading portfolio assets	£ 928	£ 78